OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Other provisions [abstract]
Schedule of Other provisions

	Long-term employee benefits	Provision for legal claims	Deferred consideration (NSR)	CVR	Total
At December 31, 2022	13,015	524	-	-	13,539
Periodic service and finance cost (Note 24)	1,032	-	-	-	1,032
Change in provision for the year	841	148	-	-	989
Actuarial changes	(774)	-	-	-	(774)
Settlement during the year	(2,150)	-	-	-	(2,150)
At December 31, 2023	11,964	672	-	-	12,636
Periodic service and finance cost (Note 24)	1,045	-	-	-	1,045
Change in provision for the year	789	2,612	-	-	3,401
Actuarial changes	1,695	-	-	-	1,695
Settlement during the year	(1,633)	-	-	-	(1,633)
At December 31, 2024	13,860	3,284	-	-	17,144
Periodic service and finance cost	2,487	-	-	-	2,487
Addition of CVR (Note 5 (a))	-	-	-	9,120	9,120
Change in provision for the period	-	2,248	-	2,417	4,665
Acquisition of MSG (Note 5 (b))	2,048	35,954	23,643	-	61,645
Actuarial changes	324	-	-	-	324
Settlement during the year	(3,159)	-	-	-	(3,159)
Foreign exchange	-	-	-	445	445
At December 31, 2025	15,560	41,486	23,643	11,982	92,671

Schedule of long term employee benefit

	2025	2024
Discount Rates	7.75%	6.00%
Salary Increase Rate	7.50%	7.50%
Long Term Inflation	5.00%	5.00%